Cover page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (“Amendment No. 1”) is being filed by Natura &Co Holding S.A. (the “Company”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2019 (the “Original 20-F”), originally filed with the U.S. Securities and Exchange Commission on May 6, 2020. The Company is filing this Amendment No. 1 solely to furnish Exhibit 101, which was not included in the Original 20-F. Exhibit 101 includes information about the Company in eXtensible Business Reporting Language (XBRL).Except as described above, this Amendment No. 1 does not amend any information set forth in the Original 20-F, and the Company has not updated disclosures included therein to reflect any events that occurred subsequent to May 6, 2020.Pursuant to Rule 406T of Regulation S-T, these interactive data files are deemed furnished and not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, and are deemed not filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, and are otherwise not subject to liability under those sections.
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001776967
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Natura &Co Holding S.A.
Document Period End Date	Dec. 31, 2019
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	865,660,042
Entity Address, Country	BR
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common shares, no par value (the "Natura &Co Holding Shares")
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (the "Natura &Co Holding ADSs") (as evidenced by American Depositary Receipts)
Trading Symbol	NTCO
Security Exchange Name	NYSE